August 3, 2020

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Dodge & Cox Funds:
File Nos. 2-11522 and 811-173

Dodge & Cox Emerging Markets Stock Fund

Ladies and Gentlemen:

Attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 101 (“PEA 101”) to the Registration Statement on Form N-1A of Dodge & Cox Funds (the “Registrant”). PEA 101 is being filed to add the Dodge & Cox Emerging Markets Stock Fund as an additional series of the Registrant and pertains only to the new series.

Pursuant to Rule 485(a) under the 1933 Act, the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on November 6, 2020. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at (415)248-9154.

Sincerely,

/s/ Erin Kennedy

Erin Kennedy

Senior Counsel, Dodge & Cox